4. STOCKHOLDERS' EQUITY (Details 1) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Number of stock options
Outstanding beginning balance, Shares		69,404	65,312
Granted, Shares		42,140	7,548
Exercised, Shares		(1,786)	(2,424)
Expired/Forfeited, Shares		(3,822)	(1,031)
Outstanding ending balance, Shares		105,936	69,404
Vested and exercisable ending balance		90,411	59,881
Options available for grant at year-end		26,616	63,148
Aggregate intrinsic value – options exercised		$ 0	$ 497
Aggregate intrinsic value – options outstanding		0	4,941
Aggregate intrinsic value – options vested and Exercisable		$ 0	$ 6,129
Weighted average exercise price
Outstanding beginning balance, Weighted average exercise price		$ 66.00	$ 68.00
Granted, Weighted average exercise price		12.00	40.00
Exercised, Weighted average exercise price		48.00	32.00
Expired, Weighted average exercise price		43.00	68.00
Outstanding ending balance, Weighted average exercise price		45.00	66.00
Vested and exercisable ending balance		$ 49.00	$ 66.00
Options Unvested
Options unvested, beginning balance	[1]	$ 9,523	$ 10,672
Options granted	[1]	42,140	7,548
Options Vested	[1]	(34,383)	(7,666)
Options Cancelled/Forfeited	[1]	$ (2,455)	$ (1,031)
Balance, end of period	[1]	14,825	9,523
Options unvested, beginning balance, weighted average exercise price	[1]	$ 0.00	$ 112.00
Options granted, weighted average exercise price	[1]	40.00	40.00
Options Vested, weighted average exercise price	[1]	66.00	66.00
Options Cancelled/Forfeited, weighted average exercise price	[1]	68.00	68.00
Balance, end of period	[1]	$ 0.00	$ 0.00

[1]	Includes awards not captured in valuation fragments